Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Amortization of above and below market leases	$ 4,642	$ 8,952	$ 9,676	$ 18,796
Amortization method			straight line
Estimated residual value	$ 0		$ 0
Weighted average remaining useful life			10 months 23 days